Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock-based compensation.
Stock-based compensation

Note 7. Stock-based compensation

Stock-based Compensation

The following is a summary of stock-based compensation during the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Canceled stock options	$119,829	$272,124	$449,840	$1,110,874
Restricted stock units	927,324	—	927,325	—
Total	$1,047,153	$272,124	$1,377,165	$1,110,874

Restricted Stock Units

The following is a summary of the restricted stock units during the nine months ended September 30, 2022:

		Weighted Average
		Grant-Date
	Number of Shares	Fair Value
Unvested as of December 31, 2021	—	$—
Granted	1,885,500	$5.25
Forfeited	(291,500)	$5.25
Vested	(11,780)	$5.26
Unvested as of September 30, 2022	1,582,220	$5.25

On May 15, 2022, the Company granted 35,333 restricted stock units (RSUs) with a fair value of approximately $0.2 million to a member of its board of directors. The RSUs are subject to service conditions (vesting of 33.34% on August 26, 2022, the consummation date of the Company’s initial public offering, with the remaining units vesting 66.66% over the next two calendar years on each three-month anniversary thereafter).

On January 1, 2022, the Company granted 1,342,667 RSUs with a fair value of approximately $14.6 million to employees, officers and directors of the Company. The RSUs are subject to service conditions (vesting of 33.34% on May 1, 2022, with the remaining units vesting on each three-month anniversary thereafter) and performance conditions in the form of a liquidity event. Vesting of the RSUs is subject to all grantees continuous service with the Company, and no vesting shall occur if the Company has not completed a Qualified Offering or a Change of Control on or before the vesting date. In the event that neither a Qualified Offering nor a Change of Control has occurred prior to December 31, 2022, then all RSUs shall be forfeited for no consideration. Because a Qualified Offering or Change of Control is not considered probable of achievement until consummation, compensation cost measured at the grant date is not recognized until such event occurs.

During the nine months ended September 30, 2022, 291,500 RSU’s (granted on January 1, 2022) were forfeited due to terminations of two of the Company’s employees and two of its board members.

In August 2022, the Company modified the remaining 1,051,167 RSUs granted on January 1, 2022 to provide that 33.34% of each of those RSUs would vest on May 1, 2022, with an additional 8.3325% of each grant vesting each quarter thereafter, provided that if neither (i) the expiration of the 6-month period following an initial public offering nor (ii) a change in control has occurred prior to the applicable vesting date, any RSUs that would have vested thereunder shall not vest until such expiration of the 6-month period following an initial public offering or change in control occurs (provided further that if neither an initial public offering nor a change in control occurs on or prior to December 31, 2022, then all of the related RSUs will be forfeited). Vesting in all cases generally is subject to the grantee’s continued employment with the Company or a subsidiary thereof on the applicable vesting date. This improbable to improbable modification resulted in a new measurement of compensation cost based on the underlying fair value of the Company’s common stock on the date of the modification of approximately $5.5 million.

On August 26, 2022, the Company consummated its initial public offering and based on the modification above, 33.34% of each of the remaining 1,051,167 RSU’s would vest on February 26, 2023, with an additional 8.3325% of each grant vesting each quarter thereafter.

On July 16, 2022, the Company granted 15,000 RSUs to its Chief Financial Officer with a fair value of approximately $0.1 million, all of which vest December 31, 2022. In August 2022, the Company granted 492,500 RSUs with a fair value of approximately $2.6 million to certain officers, directors and employees, one-third of which vest on the one-year anniversary of the Company’s initial public offering, with the remaining restricted stock units vesting on a quarterly basis over the following two years.

On December 22, 2020, the Company granted 896,583 RSUs with a fair value of approximately $6.3 million to its officers and directors, in exchange for 787,499 vested and unvested stock options. The RSUs are subject to service conditions (vesting of 33.34% on May 1, 2021, with the remaining units vesting on each three-month anniversary, thereafter, fully vesting on May 1, 2023) and performance conditions in the form of a liquidity event. Vesting of the RSUs is subject to all grantees continuous service with the Company, and no vesting shall occur if the Company has not completed a Qualified Offering or a Change of Control on or before the vesting date. In the event that neither an IPO nor change in control has occurred prior to December 31, 2021, then all RSUs shall be forfeited for no consideration. Pursuant to the guidance of ASC 718- “Compensation - Stock Compensation”, the exchange of the options for the RSUs was accounted for as a probable (service only vesting) to improbable (performance and service with the performance criteria considered improbable since contingent upon a Qualified Offering or Change of Control) modification. As such, compensation cost for the original awards would be recognized if the awards would have vested pursuant to the original terms. In addition, since the original awards were modified, the incremental cost would be measured as the result of the most recent modification; that is, the fair value of the options after the modification to increase the exercise price to $8.98. This fair value would be compared to the fair value of the RSUs to determine the incremental compensation cost. Incremental compensation cost related to the replacement awards would be recognized only if the modified vesting criteria are achieved.

During the three and nine months ended September 30, 2022, the Company recorded stock-based compensation expense related to the RSUs of approximately $0.9 million, respectively. No stock-based compensation expense related to the RSUs was recognized during the three and nine months ended September 30, 2021. The unamortized stock-based compensation expense related to RSUs as of September 30, 2022 is approximately $7.4 million, which is expected to be recognized over a remaining weighted average vesting period of 1.3 years.

Canceled Stock Options

The Company previously granted options to purchase shares of the Company’s common stock and during the year ended December 31, 2020 these options were canceled. No stock options were outstanding as of September 30, 2022 and December 31, 2021. Compensation cost related to the canceled stock options of $4.3 million will continue to be recognized over the original vesting criteria.

During the three months ended September 30, 2022 and 2021, the Company recorded stock-based compensation expense related to the canceled stock options of approximately $0.1 million and $0.3 million, respectively. During the nine months ended September 30, 2022 and 2021, the Company recorded stock-based compensation expense related to the canceled stock options of approximately $0.45 million and $1.1 million, respectively. The unamortized stock-based compensation expense related to canceled stock options as of September 30, 2022 is approximately $0.3 million.

Note 8. Stock-based compensation

Stock Options

On May 1, 2020, the Company granted 787,499 options to purchase shares of the Company’s common stock. The options had a fair value of approximately $4.3 million and vest over a period of 3 years. On August 22, 2020, the Company modified the option exercise price from $0.19 to $5.57 per share, which reduced the fair value of the options to $3.7 million. Pursuant to the guidance of ASC 718 — “Compensation — Stock Compensation”, total recognized compensation cost for an equity award that has been modified and for which the original service conditions are expected to be met shall at least equal the fair value of the award at the grant date. The original vesting conditions of the stock options were expected to be satisfied on the modification date, and therefore the compensation cost to be recognized for awards that ultimately vest cannot be less than the original grant-date fair value of the options of $4.3 million.

On December 22, 2020, the Company canceled 787,499 vested and unvested stock options in exchange for 896,583 restricted stock units (see Restricted Stock Units).

No stock options were granted during the year ended December 31, 2021, and as of December 31, 2021, there were no stock options outstanding.

Restricted Stock Units

The following is a summary of the restricted stock units during the years ended December 31, 2021 and 2020:

		Weighted Average
		Grant-Date
	Number of Shares	Fair Value
Unvested as of January 1, 2020	—	$—
Granted	1,377,999	$8.98
Unvested as of December 31, 2020	1,377,999	$8.98
Forfeited	(1,377,999)	$8.98
Unvested as of December 31, 2021	—	$—

On December 22, 2020, the Company granted 481,416 restricted stock units (“RSUs) with a fair value of approximately $4.3 million to employees, officers and directors of the Company. The RSUs are subject to service conditions (vesting of 33.34% on May 1, 2021, with the remaining units vesting on each three-month anniversary thereafter) and performance conditions in the form of a liquidity event. Vesting of the RSUs is subject to all grantees continuous service with the Company, and no vesting shall occur if the Company has not completed a Qualified Offering or a Change of Control on or before the vesting date. In the event that neither a Qualified Offering nor a Change of Control has occurred prior to December 31, 2021, then all RSUs shall be forfeited for no consideration. Because a Qualified Offering or Change of Control is not considered probable of achievement until consummation, compensation cost measured at the grant date is not recognized until such event occurs.

On December 22, 2020, the Company granted 896,583 RSU’s with a fair value of approximately $6.3 million to its officers and directors, in exchange for 787,499 vested and unvested stock options. The RSUs are subject to service conditions (vesting of 33.34% on May 1, 2021, with the remaining units vesting on each three-month anniversary, thereafter, fully vesting on May 1, 2023) and performance conditions in the form of a liquidity event. Vesting of the RSUs is subject to all grantees continuous service with the Company, and no vesting shall occur if the Company has not completed a Qualified Offering or a Change of Control on or before the vesting date. In the event that neither an IPO nor change in control has occurred prior to December 31, 2021, then all RSUs shall be forfeited for no consideration. Pursuant to the guidance of ASC 718- “Compensation — Stock Compensation”, the exchange of the options for the RSUs was accounted for as a probable (service only vesting) to improbable (performance and service with the performance criteria considered improbable since contingent upon a Qualified Offering or Change of Control) modification. As such, compensation cost for the original awards would be recognized if the awards would have vested pursuant to the original terms. In addition, since the original awards were modified, the incremental cost would be measured as the result of the most recent modification; that is, the fair value of the options after the modification to increase the exercise price to $8.98. This fair value would be compared to the fair value of the RSUs to determine the incremental compensation cost. Incremental compensation cost related to the replacement awards would be recognized only if the modified vesting criteria are achieved. Compensation cost related to the canceled stock options of $4.3 million will continue to be recognized over the original vesting criteria. Because a Qualified Offering or Change of Control is not considered probable of achievement until consummation, the incremental compensation cost measured at the grant date of $1.9 million is not recognized until such event occurs.

Since the Company failed to complete a Qualified Offering or a Change of Control prior to December 31, 2021, the RSU’s were forfeited as of December 31, 2021.

During the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation expense of approximately $1.3 million and $2.3 million, respectively. The unamortized stock-based compensation expense related to canceled stock options (as noted above), as of December 31, 2021 is approximately $0.7 million.